Note 1 - Organization and Summary of Significant Accounting Policies (Details) - Antidilutive Securities Excluded from Computation of Earnings Per Share In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2011
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	9,693	8,533	7,973	7,891	8,048
Equity Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	5,656	4,468	3,936	3,854	3,381
Restricted Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	46	74	46	46	21
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities	3,991	3,991	3,991	3,991	4,646